Office of General Counsel

	Please Reply to:	Stephen F. Ayers
Senior Counsel
One Nationwide Plaza 01-09-V2
Columbus, Ohio 43215
VIA EDGAR		E-mail: ayerss1@nationwide.com
Tel: (614) 249-9527
Fax: (614) 249-2112

March 18, 2008

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
 Washington, D.C.  20549-0506

Re:            Nationwide Life Insurance Company
Nationwide VLI Separate Account - 7
Pre-Effective Amendment No. 1 (N-6 Registration Statement, File No. 333-146649)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account - 7 ("Variable Account"), we are filing this pre-effective amendment in response to your comment letter dated November 19, 2007, and subsequent follow up comments, on previously filed registration statement file no. 333146073.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Please note that Nationwide is seeking an effective date of March 20, 2008. As such, the following documents are included at the end of this transmittal letter:

• letters pursuant to Rule 461 of the Securities Act of 1933 requesting accelerated effectiveness from Nationwide Investment Services Corporation, the underwriter, and Nationwide Life Insurance Company, for itself and on behalf of Nationwide VLI Separate Account – 7.  The acceleration request letters are also included separately with this submission as correspondence.

Representations

We acknowledge all of the following:

• Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

• The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

• The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

In addition, Nationwide acknowledges all of the following:

• that the registrant is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

• that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

• that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

The following revisions have been made to the registration statement since the initial filing dated October 12, 2007:

1.Cover Page:

Comment

Please indicate whether this is an individual or group project or both.

Response

The word “Individual” has been added to the product marketing name indicating that the product is for individual purchase.

2. Investment Options (p. 1)

Comment

Please correct the second sentence under this heading. The contract appears to provide only one fixed option, not two.

Response

The sentence was modified to reflect only one fixed investment option.

3. Adverse Tax Consequences (p. 3)

Comment

In the Adverse Tax Consequences section, please clarify that for modified endowment contracts, distributions and loans may be taxable as ordinary income and not a return of investment.

Response

The comment was addressed by adding the following language to the first paragraph under the Adverse Tax Consequences section:

“For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment on modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision.”

The aforementioned provision and section provide detailed and specific disclosure regarding the tax implication inherent with this policy.

Comment (Subsequent comment via teleconference referring to registration statement number 333-146073, which applies to this registration as well.)

You had requested that we add a sentence further clarifying the tax implications attributed to modified endowment contracts.

Response

The comment was addressed by adding the following additional sentence to the first paragraph under the Adverse Tax Consequences section:

“For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.”

4. Fee Tables – Generally (pp. 4-8)

Comment

Please make the following changes to the fee table presentation:

a. Maximum and current charges should be presented consistently throughout the tables, and all maximum charges should be identified as “maximum”.

b. To the extent possible, please eliminate all unnecessary text in the tables (particularly the amount deducted boxes) and the footnotes.

c. Where charges are described as a percentage of a particular value (e.g, “base policy Specified Amount”), define these terms in the Glossary and capitalize them throughout the prospectus.

d. Round all charges dollar-based to the nearest cent except where this would under-estimate the charge; in that instance, round up to the next higher cent.

e. For all charges that vary based on personal characteristics, present maximum and minimum charges and the charges for the representative insured. See instruction 3(b) to Item 3.

f. If the charge in the table is annualized but the fee is deducted more frequently, ensure that this is clear from the table or indicate it in a footnote.

g. Finally, if an option has no charge, please do not include that option in the fee table.

Response

A) “Maximum” charges are reflected consistently across the fee tables. Where appropriate, charges are listed and “current” and “minimum”. Please see the attached revised fee tables in Exhibit A.

B) To the extent possible, unnecessary text has been removed from the fee tables and footnotes. Please see the attached revised fee tables in Exhibit A.

C) Charges described as a percentage of a particular value have been defined and included in the glossary as follows:

• Base Policy Specified Amount– The amount of Death Benefit coverage under the policy on the Policy Date, excluding any Rider Specified Amount.  Subsequent to the Policy Date, the Death Benefit coverage will equal or exceed this amount unless you request a decrease in the Base Policy Specified Amount or take a partial surrender.

• Waiver of Monthly Deduction Benefit - The benefit received under the Waiver of Monthly Deductions Rider. The benefit takes the form of a credit to the policy for the remainder of the policy year, of an amount necessary to keep the policy In Force.

• Premium Waiver Benefit– The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured’s total disability for 6 consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of; the Premium you specified; or the average actual monthly Premiums you paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

D) All charges have been rounded to the nearest cent as requested. Please see the attached revised fee tables in Exhibit A.

E) All charges that vary based on personal characteristics now include maximum, minimum and representative charges for the insured pursuant with instruction 3(b) to Item 3. Please see the attached revised fee tables in Exhibit A.

F) Any charge that was represented in the fee table annually has been changed to reflect a monthly charge/rate. Specifically, the Mortality and Expense Risk charge is impacted by this comment. Please see the attached revised fee tables in Exhibit A.

G) The single option previously included in the fee table that has no charge has been removed from the fee table. Please see the attached revised fee tables in Exhibit A.

Comment (Subsequent comment via teleconference referring to registration statement number 333-146073, which applies to this registration as well.)

You had stated that the “Maximum” and “Minimum” charges, as well as the representative example for the Extended Death Benefit Guarantee Rider were incomplete.

Response

As stated in our discussion, the pricing was not yet complete for this rider. It is now complete and the fee table has been updated as follows:

Extended Death Benefit Guarantee Rider[19]	Monthly	Maximum: $0.16 per $1,000 of base Specified Amount	Minimum: $0.01 per $1,000 of base Specified Amount
Representative: an age 35 male preferred non-tobacco with an Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration, and a base Specified Amount of $500,000
	Monthly	$0.06 per $1,000 of base Specified Amount

5. Periodic Charge Table (p.5):

a. Comment

Underwriting and Distribution Charge: Footnote 13 indicates that this charge varies with personal characteristics. If so, please present maximum, minimum and representative charges per Instruction 3(b) to Item 3. Alternatively, revise related footnote. Also, please capitalize the term “base policy” and define it in the Glossary.

a. Response

Maximum, minimum and representative charges have been presented. Please see the attached revised fee tables as well as the updated footnote below. The term “Base Policy Specified Amount”, presented as part of the charge description, has been defined and included in the Glossary. Please see response 4 C (above) for the definition.

“10 The Underwriting and Distribution Charge varies by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the insured at the time of issue. The Maximum charge assumes: an issue age of 85 and Base Policy Specified Amount of $250,000. The Minimum charge assumes: a policy in effect in years 8 and thereafter, as measured from the Policy Date for the initial Specified Amount. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see the "Underwriting and Distribution Charge” section of this prospectus.”

b. Comment

Policy Loan Interest Charge: Please consider stating the charge as a percentage of the outstanding policy loan amount. You may present the net policy loan interest charge provided it is clearly identified as a net value.

b. Response

The Policy Loan Interest Charge has been restated as a percentage of the outstanding policy loan amount.

Originally, the maximum and current charges were stated as:

“$45 per $1,000 of outstanding policy loan”

Now, the equivalent maximum and current charges as a percentage are stated as:

“4.5% of outstanding policy loan”

c. Comment

Monthly Flat Extra: Please include a line item for the “monthly flat extra assessed for substandard ratings” indicated on page 19 under the Cost of Insurance Charge heading or explain why this is not appropriate.

c. Response

It is not appropriate to include the “monthly flat extra assessed for substandard ratings” as a line charge as it applies in limited cases and is not assessed as a separate charge. If a “monthly flat extra charge” is applicable, the charge is included in the Cost of Insurance Charge.

Pursuant to your instruction in comment 15. Flat Extra Charge, language describing the charge has been included. Please see the response to comment 15 to follow.

6. Periodic Charge Table for Optional Riders (pp. 6-7)

a. Comment

Applicable Specified Amount for Representative Contractowners: The assumed Specified Amount for a representative contractowner is not presented consistently across the various riders. Unless inappropriate, please assume the same representative contractowner for all the riders and describe the specified amount assumptions consistently (e.g., total or based specified amount).

a. Response

The assumed Specified Amount for a representative contractowner has been revised, where possible, for consistency. Where appropriate, the same representative contractowner has been assumed. The specified amount assumptions are described consistently, where possible.

The primary representative contractowner assumptions are as follows:

• Male

• Age 35

• Preferred non-tobacco

• $500,000 Base Policy Specified Amount

Deviations from the primary assumptions may be explained as follows:

Overloan Lapse Protection Rider Charge – The representative assumptions currently listed are appropriate and differ from the primary assumptions because they are not relevant considering certain rider requirements and functionality. For example, this rider is assessed a one-time charge when invoked and may not be invoked until certain requirements are met, including the requirement that the Insured be at least Attained Age 75.  Additionally, the Base Policy Specified Amount and the underwriting classification of the Insured are not relevant in calculating this charge.

Acceleration of Life Insurance Death Benefit for Qualified Long-Term C are Services Rider – The representative assumptions currently listed are appropriate as the Base Policy Specified Amount is not relevant in calculating the charge associated with this rider.

Spouse Life Insurance Rider Charge – The representative assumptions currently listed are appropriate as a female insured and a $100,000 Rider Specified Amount illustrate the typical representative for this rider.

Accidental Death Benefit Rider Charge – The representative assumptions currently listed are appropriate as a $100,000 Rider Specified Amount illustrates the typical representative for this rider.

Premium Waiver Rider Charge – The representative assumptions currently listed are appropriate as the Base Policy Specified Amount is not relevant in calculating the charge associated with this rider.

Additional Insured Rider Charge – The representative assumptions currently listed are appropriate.  If this rider is elected as part of the base Policy, the Rider Specified Amount is in addition to the Base Policy Specified Amount. The term “Total Specified Amount” is used to articulate this combination of distinct Specified Amounts, the Base Policy and Rider Specified Amounts. This term is now defined and included in the Glossary as follows:

“Total Specified Amount” - The sum of the Base Policy Specified Amount and the Rider Specified Amount.

b. Comment

Adjusted Sales Load (“ASL”) Rider Charge: This charge also appears to vary with personal characteristics; please revise. See Comment 5(a), above. Also, to the extent possible, please limit the table through an appropriate footnote cross-referencing a narrative description of the charge. In the narrative description of the charge on page 24, please explain how “aggregate monthly Premiums” differs from the total Premiums paid or delete the word “monthly”.

b. Response

The ASL Rider Charge does not vary with personal characteristics of the Insured. The original footnote reference was included in error and has been removed. Also, the word “monthly” was incorrectly located in the original sentence. It has been moved to the appropriate location within the sentence, as follows:

Original sentence:The charge is the product of your aggregate monthly Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354.

New sentence:The monthly charge is the product of your aggregate Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354.

c. Comment

Children’s Term Insurance Rider Charge: As with the ASL Rider, please limit the text in Amount Deducted column of the table for this charge and charges for the Spouse Life Insurance Rider and the Accidental Death Benefit Rider.

c. Response

The Children’s Term Insurance Rider Charge is deducted monthly and this information has been added to the When Rider Charge is Deducted column of the table.

As requested, the text in text in Amount Deducted column of the table for the following riders has been limited by removing the phrase, “taken proportionately from the Sub-Accounts and the Fixed Account,” and added to the appropriate footnote for each rider:

• Children’s Term Insurance Rider Charge

• Spouse Life Insurance Rider Charge

• Adjusted Sales Load Rider Charge

• Accidental Death Benefit Rider Charge

• Waiver of Monthly Deductions Rider Charge

Please see the attached revised fee tables and footnotes.

7. Fee Table Footnotes (pp.8-9)

a. Comment

For all charges that vary based on individual characteristics, please (i) identify the characteristics assumed for the maximum and minimum charges in the table; (ii) state the charges shown may not be representative of the charge that a particular contractowner may pay; and (iii) indicate how a contractowner can find more information about his or her specific cost. See instruction 3(b) to Item 3.

a. Response

All charges that vary based on individual characteristics now include, (i) the characteristics assumed for the maximum and minimum charges in the table; language indicating that the charges shown may not be representative of the charge that a particular contractowner may pay; and language indicating how a contractowner can find more information about his or her specific cost. Please see the attached revised fee tables and footnotes. The following charges have been impacted:

• Surrender Charge

• Cost of Insurance Charge

• Underwriting and Distribution Charge

• Acceleration of Life Insurance Death Benefit for Qualified Long-Term C are Services Rider

• The Spouse Life Insurance Rider Charge

• The Accidental Death Benefit Rider Charge

• The Waiver of Monthly Deductions Rider Charge

• The Premium Waiver Rider Charge

• The Additional Term Insurance Rider Charge

• The Extended Death Benefit Guarantee Rider Charge

Comment (Subsequent comment via teleconference referring to registration statement number 333-146073, which applies to this registration as well.)

Your original comment stated that for all charges that vary based on individual characteristics, please (i) identify the characteristics assumed for the maximum and minimum charges in the table.

During our follow up conversation, you provided the following list of footnotes to be updated as they were incomplete in this regard.

Footnote #4, 7, 9, 12, 16, and 17.

Additionally, you requested that we define the term Substandard Rating and capitalize it, where necessary, throughout the prospectus.

Response

Each of the aforementioned footnotes has been updated as requested. Please see the attached revised footnotes in Exhibit A.

The following definition has been added and the term has been capitalized throughout the prospectus.

Substandard Rating – A risk classification based on medical and non-medical factors used to determine the cost or charge associated with issuing life insurance.  Substandard risks are in addition to, and are assessed at a higher cost or premium compared to, traditional factors for standard risks, which include age, sex and smoking habits of the insured. Substandard Ratings are shown on the Policy Data Page and are represented alphabetically, ranging from A to Z, with Z representing the highest rating.

8. Variable Investment Options (pp. 10)

Comment

Please remove the last sentence of the second paragraph to the discussion of separate account on page 42 where the statement will be in context. Also, please correct the name o the underlying fund called “Gartmore NVIT Emerging Markets Fund.”

Response

The sentence in question (in italics below) has been removed as requested and imbedded within the first paragraph under the heading Organization, Registration and Operation within the Nationwide VL Separate Account – G provision, as follows:

Nationwide VL Separate Account-G is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies. We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC’s supervision of the separate account’s management or investment practices or policies.

The “Gartmore NVIT Emerging Markets Fund” is correctly named. While the overwhelming majority of Gartmore fund names were change from “Gartmore” to “Nationwide”, this particular fund retained the “Gartmore” name.

9. Accumulation Unit Value, Cash Value, & Net Asset Value (pp. 11, 53)

Comment

The method by which contract level transaction fees and periodic charges are deducted is confusing. Pages 11 indicates that such charges are reflected in contract value by reducing the number of allocation units that corresponds to the value of the charges deducted. The definition of Cash Value on page 53 supports this. However, the glossary definitions of Accumulation Unit and Net Asset Value (“NAV”) state that the deduction of these charges is reflected in the value of each Accumulation Unit. Please reconcile this discrepancy.

Response

The method by which contract level transaction fees and periodic charges are deducted is described correctly on Page 11. The glossary definitions of Accumulation Unit and Net Asset Value (“NAV”) were incorrectly stated and the language causing the discrepancy has removed. They are now correctly stated.

Accumulation Unit

Definition before: The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Definition after:The measure of your investment in, or share of, a Sub-Account. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Net Asset Value

Definition before: The price each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. The price each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Accumulation Unit values do reflect these deductions.

Definition after:The price each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts.

10.  Sub-Account Transfers (p.12)

Comment

Please clarify that if market timing is not successfully deterred, contract owners remaining in the affected underlying fund bear the resulting increased costs.

Response

Comment 10 has been addressed by adding language to the end of the last paragraph under the Sub-Account Transfers section of the Transfers Among and Between the Policy Investment Options provision. The paragraph, including the added language (in italics) now reads as follows:

“To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.”

11. Cash Value (p. 15)

Comment

The status of the loan account is unclear. Please revise the fourth sentence under the bullet points to clarify where the loan account values are held if not in the general account.

Response

The status of the loan account was incorrectly stated. The loan account is held in the general account, however it is credited with a different rate of interest. The incorrect language has been removed and replaced with correct language. Please see the italicized language and the two sections of the prospectus that were updated to reflect this language change:

1. Cash Value provision - the fourth sentence under the bullet points

“Surrenders and policy charges and deductions will reduce the Cash Value.  Thus, the Cash Value will fluctuate daily and there is no guaranteed Cash Value.  Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.  The loan account is part of our General Account and will not be affected by the Investment Experience of the Sub-Accounts. While they are both part of our General Account, the fixed investment option and the loan account are credited interest at different rates. If the policy is surrendered, The Cash Value will be reduced by the amount of any outstanding policy loans and unpaid charged interest in the loan account to calculate the Cash Surrender Value.”

2. Net Effect of Policy Loans section of the Policy Loans provision – second paragraph

“The amount transferred to the loan account is part of our General Account and will not be affected by the Investment Experience of the Sub-Accounts. The loan account is credited interest at a different rate than the fixed investment option. Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.”

12. Changing the Amount of Insurance Coverage (p.16)

Comment

In the fourth paragraph under this header, please say where the contractowner can find his or her “minimum Specified Amount.”

Response

The fourth paragraph has been updated to include the language requested. Please see the italicized language to follow:

“We will deny any request to reduce the Specified Amount below the minimum Specified Amount shown on the Policy Data Page.  We will also deny any request that would disqualify the policy as a contract for life insurance.  To decrease the Specified Amount, you must submit a written request to our Home Office.”

13. Right to Exchange (p.16)

Comment

Please add the word “adverse” between “have” and “tax” in the 3rd sentence of the last paragraph.

Response

The word “adverse” has been added as requested.

14. Annual Option to Purchase Paid Up Coverage (p.16)

Comment

The second and third sentences of the last paragraph appear to be circular. Please revise.

Response

The sentences have been revised as follows:

“The Cash Value of the paid-up benefit equals the cost of the fixed paid-up benefit at the Insured's Attained Age at the time the paid up benefit is calculated. The cost is calculated using an interest rate of 3% and the policy's guaranteed mortality table.

15. Flat Extra Charge (p.19)

Comment

Please describe the flat extra charge mentioned in the first paragraph under “Cost of Insurance Charge” and call it Flat Extra Charge. Also, per Item 5(a), identify the value of the charge as well.

Response

The following language was added to the end of the first paragraph under the Cost of Insurance section of the Standard Policy Charges provision and addresses the comment by describing the charge and identifying the value.

“A flat extra charge represents an added cost due to an increased risk of providing life insurance. A flat extra charge is associated with non-medical factors such as occupation, aviation, driving, or other factors that present an increased exposure to accident or health hazards. The flat extra charge is the product of the Net Amount at Risk and the flat extra rate which is shown on the Policy Data Page.”

Comment (Subsequent comment via teleconference referring to registration statement number 333-146073, which applies to this registration as well.)

Your original comment asked that we please describe the flat extra charge mentioned in the first paragraph under “Cost of Insurance Charge.” Per Item 5(a), identify the value of the charge as well.

During our follow up discussion you asked that we provide the following:

1. an additional statement to the last paragraph under the Cost of Insurance section of the Standard Policy Charges provision. The statement needed to include the range of the cost for the flat extra charge; and

2. we discussed the possibility of adding a line item in the fee table for the flat extra charge.

Response

Outstanding Issue #1.

The following language was added to the end of the first paragraph under the Cost of Insurance section of the Standard Policy Charges provision:

“A flat extra charge represents an added cost due to an increased risk of providing life insurance. A flat extra charge is associated with non-medical factors such as occupation, aviation, driving, or other factors that present an increased exposure to accident or health hazards. The flat extra charge is the product of the Net Amount at Risk and the flat extra rate which ranges between $2.00 and $25.00 per $1,000 of Net Amount at Risk. The flat extra charge is shown on the Policy Data Page.”

Outstanding Issue #2.

After further discussion with our Actuarial department we are concerned that it would be inappropriate to list the flat extra charge as a separate line item in the fee table for the following reasons:

1. While it is true that a flat extra charge is included in the Cost of Insurance charge, in other words, if it applies, the cost is included in the Cost of Insurance charge, the flat extra charge itself is not representative of our typical purchaser. A flat extra charge, while not necessarily rare, represents a small percentage of our overall block of business.

2.  As stated above, while a flat extra charge is part of the Cost of Insurance charge if it applies, its existence does not impact the guaranteed maximum and minimum Cost of Insurance rates reflected in the fee table. To be more specific, the guaranteed maximum charge shown is $83.34 per $1,000 of Net Amount at Risk. This is a monthly rate. If you multiply this rate out monthly, the cost comes out to a client paying $1,000 per $1,000 of insurance. This number does not change regardless of whether a flat extra applies to the Cost of Insurance. Conversely, the guaranteed minimum is $0.00 which could not take a flat extra into account as it would not be our guaranteed minimum.

3. Considering #1 and #2 above, we are of the opinion that we are adequately and accurately stating our guaranteed maximum and minimum Cost of Insurance rates. We also believe we are adequately representing the flat extra charge and that it would not be a true representation of the charge to include it as a separate line item in the fee table.  In essence, the flat extra is a component of the Cost of Insurance charge, not an independent charge.  It is infrequently used as a component of the Cost of Insurance charge for a limited set of special risks not covered in the ordinary course of underwriting.  For example, we might apply a flat extra for an otherwise healthy individual table rating on an insured that engages in certain high risk activities such as sky diving, scuba diving, or private aviation.

16. Underwriting & Distribution Charge (p.20)

Comment

Please identify the units of the values in the chart.

Response

Some of the information in the original chart was incorrectly stated. The information has been updated to reflect the proper charge structure. Please see the original chart and the revised chart to follow:

Original Chart

Issue Age	Charge for the first $250,000 of the base Specified Amount	Charge for the base Specified Amount in excess of $250,000
0-8	0.08	0.08
9-17	0.09	0.08
18-24	0.10	0.08
25-33	0.11	0.08
34-37	0.12	0.08
38-39	0.13	0.07
40-41	0.16	0.06
42-45	0.17	0.05
46-50	0.17	0.05
51-55	0.18	0.05
56-60	0.19	0.05
61+	0.20	0.05

The guaranteed maximum amount of the Underwriting and Distribution Charge is based on the following schedule:

Issue Age	Charge for the first $250,000 of base Specified Amount	Charge for the base Specified Amount in excess of $250,000
0-8	0.08	0.10
9-17	0.09	0.10
18-24	0.10	0.10
25-33	0.11	0.10
34-37	0.12	0.10
38-39	0.13	0.10
40-41	0.16	0.10
42-45	0.17	0.10
46-50	0.17	0.10
51-55	0.18	0.10
56-60	0.19	0.10
61+	0.20	0.10
Revised Chart

Issue Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-8	$ 0.08	$ 0.08
9-17	$ 0.09	$ 0.08
18-24	$ 0.10	$ 0.08
25-33	$ 0.11	$ 0.08
34-37	$ 0.12	$ 0.08
38-39	$ 0.13	$ 0.07
40-41	$ 0.16	$ 0.06
42-45	$ 0.17	$ 0.05
46-50	$ 0.17	$ 0.05
51-55	$ 0.18	$ 0.05
56-60	$ 0.19	$ 0.05
61+	$ 0.20	$ 0.05

The guaranteed maximum amount of the Underwriting and Distribution Charge is based on the following schedule:

Issue Age	Per $1,000 Charge for the first $250,000 of Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-8	$ 0.08	$ 0.10
9-17	$ 0.09	$ 0.10
18-24	$ 0.10	$ 0.10
25-33	$ 0.11	$ 0.10
34-37	$ 0.12	$ 0.10
38-39	$ 0.13	$ 0.10
40-41	$ 0.16	$ 0.10
42-45	$ 0.17	$ 0.10
46-50	$ 0.17	$ 0.10
51-55	$ 0.18	$ 0.10
56-60	$ 0.19	$ 0.10
61+	$ 0.20	$ 0.10

17. Amount of Payments We Receive (p.22)

Comment

Please delete “this policy or” from the first sentence of this section. This policy was not offered in 2006.

Response

The requested language has been removed.

18. Adjusted Sales Load Rider Charge (p.24)

Comment

If correct, please disclose that the cost of deferring the sales and premium tax expense through this rider exceeds the amount a contract owner would pay for those charges if deducted in the form of a Premium Load. Also, in the first sentence under this header, the phrase “if you elect this Rider” appears misplaced; please consider moving it. Note that on pages 25 and 26, the same phrase and issue appear in the rider charge disclosure for the Acceleration of Life Insurance Death Benefit for Qualified Long Term Care Services Rider (“LTCS Rider”), the “Accidental Death Benefit Rider Charge, and the Premium Waiver Rider.

Response

Disclosure has been added to the Adjusted Sales Load Rider Charge header of the Adjusted Sales Load Rider section addressing increased cost of deferring the sales and premium tax expense through this rider as follows:

“Adjusted Sales Load Rider Charge. If you elect this Rider we will deduct a monthly Adjusted Sales Load Life Insurance Rider Charge to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load.  You should expect the aggregate monthly Rider charges to be greater than the amount we would have deducted as Premium Load.”

The misplaced phrase, “if you elect this Rider”, has been changed under the Adjusted Sales Load Rider as follows:

“Adjusted Sales Load Rider Charge. If you elect this Rider we will deduct a monthly Adjusted Sales Load Life Insurance Rider Charge to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load.”

The same change has been made to the following, other riders:

• Adjusted Sales Load Rider

• Children’s Term Insurance Rider

• Acceleration of Life Insurance Death Benefit for Qualified Long-Term C are Services Rider

• Spouse Life Insurance Rider

• Accidental Death Benefit Rider

• Premium Waiver Rider

• Additional Term Insurance Rider

• Waiver of Monthly Deductions Rider

19. LTCS Rider (pp.24-25))

Comment

Describe how the value of the LTC Rider benefit payment is determined.

Response

The following language (in italics) has been added to address this comment:

You may invoke this Rider to receive monthly benefits or a lump sum benefit.

The maximum monthly benefit will be equal to the lesser of A, B, and C where:

A. is 2% of the Specified Amount at the time monthly benefits begin;

B. is the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month; and

C.is the current Specified Amount minus Indebtedness.

The lump sum benefit is payable only upon a qualified terminal illness as described below. We reserve the right to limit the Lump Sum Benefit to the lesser of:

1.25% of the Specified Amount,

2.Specified Amount minus Indebtedness, and

3.$50,000.

20. Spouse Life Insurance Rider (p.25)

Comment

Per Item 6(b) (3), please provide a more complete discussion of the rider’s right of conversion. Specifically, identify any time limits on conversion and how the cash value of the contract may be affected by the conversion.

Response

Per Item 6(b) (3), the following language has been added to the Spouse life Insurance Rider section detailing the rider’s right of conversion, including time limits and how the cash value of the contract may be affected by the conversion.

“Upon conversion, the Cash Value of the Policy to which this Rider is attached will not be affected. No evidence of the Insured’s Spouse insurability is required for conversion. The following are required to exercise this conversion right:

(1)conversion must be applied for in writing;

(2)you must exercise your conversion right while both:

a. the Policy and Rider are in force and not in a grace period (if the Insured under the Policy dies anytime while this Policy and Rider are in force, conversion must be applied for within 90 days after we receive proof of death for the Insured); and

b. prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;

(3)the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:

a.the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under our issue rules at the time; but

b.no more than 100% of the Rider Specified Amount.

(4)the new policy must be for a plan of insurance we are issuing on the date of conversion;

(5)the Premium for the new policy will be based on the rates in effect on the date of conversion;

(6)the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and

(7)no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and our consent.

The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.”

21. Change of Insured Rider (p.26-27)

Comment

a. Please delete the word “business” from Condition 1 or explain why this prerequisite applies if the contracts are not offered solely through corporate employers.

a. Response

Invocation of this Rider requires the existence of a business relationship between the policy owner and both the named Insured under the policy at the time of change and the new Insured to be named for the following reasons:

i. Corporate Insurance Market Nuances – The function and design, or purpose, of this rider is to enable a corporate purchaser, seeking to fund a corporate liability with life insurance, the ability to maintain continuity in their funding by being able to change the insured in the event the insured leaves, or no longer is a participant in the benefit plan. While this contract is not offered solely through corporate employers, corporate employers do purchase these contracts, and other individual variable universal life insurance contracts, for the purpose of funding nonqualified employee benefit plans. This rider is traditionally offered in the large-business Corporate Owned Life Insurance (COLI) market. Making it available to those small-business owners who do not have access to large-business COLI enables small-businesses to fund their benefit plans with a comparable contract, at least with respect to this rider.

ii. Adverse Tax-Consequence – Exercise of the right to change the insured may have tax consequences, such as the cash value becoming taxable to the policy owner. Corporate purchasers are arguably more sophisticated compared to individual purchasers, making corporate purchasers better suited for this rider. Making this rider available to an individual arguably places him or her at a greater risk of facing a one-time tax issue upon exercise of this rider as the purpose this rider, having the ability to change the insured of their policy, does not serve the general interests of the average individual purchaser.

iii. 101(j) of the Internal Revenue Code – Newly enacted Internal Revenue Code section 101(j) mandates heightened restrictions on employers looking to purchase insurance on the lives of their employees. Many states have enacted their own regulations as a result of 101(j). Many state regulations focus on increased consent requirements. The functionality of the Change of Insured Rider, while it does not specifically result in an employer meeting their consent requirements under 101(j) and/or a state specific regulation, does aid them administratively by enabling an employer to replace the insured under an employer owned contract, with a new insured, rather than seeking new consent from that employee in an attempt to continue the plan with the contract, that now would insure the life of a terminated employee. For example, in New York, assuming certain circumstances, such as, when an employee leaves the company and/or no longer is due any benefits under an employer sponsored benefit plan funded by insurance, the employer is required to obtain consent from the employee in order to maintain the insurance coverage. Following this example, and assuming the benefits afforded under this rider, the employer may replace, or change, the insured rather than having to obtain consent, and if consent is not granted, surrender the policy; and finally

iv. Anti-Selection – In offering this rider only in a controlled, business setting, the risk of anti-selection on our part is minimal. Making this rider available to any individual purchaser would increase our exposure to anti-selection as any individual policy owner would receive a contractual right to change the insured under the policy.

b. Comment

New Insured: Please confirm that there are no circumstances in which the policy's death benefit will be affected by policy charges that vary based on individual characteristics. Alternatively, in your response letter, explain why the Death Benefit will not be affected if the underwriting classification and characteristics of the new insured change the policy's costs.

b. Response

Currently, the following definitions are included in the prospectus:

Death Benefit – the amount we pay to the beneficiary upon the Insured’s death, before payment of any unpaid outstanding loan balances or charges.

Specified Amount – the dollar or face amount of insurance coverage the owner selects.

The first sentence of the second paragraph under the Change of Insured Rider section currently states, “The amount of insurance coverage after the change date shall be the total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code and (2) such specified amount equals or exceeds the minimum total Specified Amount shown on the Policy Data Pages”.

The following disclosure has been added to the end of the first paragraph of the Change of Insured Rider section to help clarify how changing the insured under the rider will impact the policy. “At the time of the change, the costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured”.

Comment (Subsequent comment via teleconference referring to registration statement number 333-146073, which applies to this registration as well.)

Your original comment concerned the explanation concerning the word “business” as a condition prerequisite for this rider. During our follow up discussion, we agreed to additional clarifying language.

Response

The following language was added to the first paragraph under the Change of Insured Rider section:

The Rider is only available in connection with policies issued to corporate entities or  in other business contexts where the primary purpose is to provide protection or benefits to employees.  The Rider is not available to individuals outside of these limited business purposes.

22. Additional Term Insurance Rider Charge (p. 27)

Comment

Converting this rider into additional Specified Amount may impact other charges under the contract. Therefore, please indicate this and any other consequences of which contractowners should be aware of prior to exercising his or her conversion rights. Also, in the charge description section, please clarify the statement, "[t]he Rider Death Benefit is based on the death benefit option elected by you for the base policy and will be equal to the difference between the total death benefit and the base policy death benefit." (emphasis added.) The quoted description of the Rider Death Benefit appears circular.

Response

The first part of your comment concerning conversion has been addressed by adding the following language:

“Converting the term life insurance associated with this Rider may impact the overall cost of your policy as the cost of insurance charges for the term life insurance are generally lower compared to the cost of insurance charges for Base Policy Specified Amount.”

As far as the second part of your comment is concerned, please see the following response:

After reading through the sentence with your comment in mind, we agree that it appears circular. We were able to clarify this statement by removing the phrase, “is based on the death benefit option elected by you for the base policy and”. In retrospect, this language is unnecessary as the death benefit option is already part of determining the death benefit. To reiterate this fact is duplicative and confusing. The sentence now reads as follows:

“The Rider Death Benefit will be equal to the difference between the total death benefit and the base policy death benefit”.

Further, the State of New York recently approved regulation 149 eliminating the age restriction impacting term insurance riders such as ours. Therefore, while we originally filed language reflecting an age 80 limit on the Additional Term Insurance Rider, we have updated our language to reflect regulation 149. In other words, the rider version for this registration is the same less the age 8o restriction (and other language as mentioned above).

23. Waiver of Monthly Deduction Rider (p. 28)

Comment

Please describe the kind of circumstances in which rider's benefit may not be sufficient to keep the policy from lapsing.

Response

It appears your comment has stemmed from the following note including in this rider section:

“Note:  This Rider's benefit alone may not be sufficient to keep your policy from Lapsing.  You may need to make additional Premium payments to prevent Lapse.  Thereafter, with this Rider, it will cost you less, on a monthly basis, to keep the policy In Force.”

We apologize in that this note was included in error. It is a note that applies to the Premium Waiver Rider, which is a similar rider, in form, to this one. The difference being that, with the Premium Waiver Rider, the benefit is equal to an amount of premium paid. Under this format, there may be situations where the benefit received is still less than the amount needed to cover the monthly costs attributed to the policy. The Premium Waiver Rider section, I believe, includes appropriate language in this regard. Again, here, the note does not apply and was included in error.

24. Extended Death Benefit Guarantee Rider (pp.28-31)

Comment

a. Generally: The purpose and operation of this rider are very difficult to understand. Please revise the provision in its entirety using the more specific comments below as guidelines. The disclosure should explain why a contractowner would want this rider, the general circumstances under which it would be beneficial, and the general circumstances in which it would not provide a benefit or the benefit would be negligible.

b. Alternative Required Premium Amounts: Please describe the function served by designating an Extended Death Benefit Guarantee ("EDBG") Accumulated Premium and an EDBG Advanced Payment Accumulated Premium, how the two values differ, and how each value is related to the ultimate benefit provided by the rider.

c. Cumulative Premium Tests: Please explain what "returned Premium" is and how the EDBG Accumulated Premium amount is determined. Also, please rewrite the "Note" paragraph under sub-paragraph 1 and the second sentence of sub-paragraph 2 in clear, simple terms. Similarly, the disclosure explaining when the EDBG Advanced Payment Accumulated Premium Test no longer applies is too complex to be useful. Rule 421.

d. Effect of Partial Surrenders & Policy Loans: Please define the various acronyms and terms of art in this section.

e. Other Riders (p.31): The concept of "receiving benefits" under the rider is confusing. It appears the benefit is not a tangible thing received; it prevents the commencement of the grace period. If correct, please describe the operation of the rider in terms more suited to the benefit provided. Also, in your response letter, please explain to the Staff the kind of complex interactions alluded to in the bold paragraph at the end of this section.

f. EDBG Rider Options: Please explain what happens to a contractowner if one of his or her underlying fund options is eliminated from the list of available options under the rider per the rights reserved at the bottom of page 31.

Response

Our follow up discussion concerning this rider was very detailed. We agreed to rewrite and reformat the entire section, as well as delete the defined terms.

The provision has been revised in its entirety, attempting to incorporate your more specific comments as discussed. Due to the fact it has been completely rewritten, I have not included the rewrite in this letter. Please see the revised registration statement. Thank you.

25. Partial Surrender (p. 33)

Comment

In the second paragraph, please clarify the phrase "most recent monthly deductions." Specifically, does this refer to transaction charges from the previous month as well as periodic charges?

Response

The following language has been added to the end of the second paragraph under the Partial Surrender section to clarify the phrase "most recent monthly deductions:"

Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:

1. Mortality and Expense Risk Charge; plus

2. Administrative Charges; plus

3. the monthly cost of any additional benefits provided by any Riders; plus

4. the Base Policy Specified Amount Cost of Insurance.

26. Extending the Maturity Date (p. 35)

Comment

Please clarify why a contractowner is given a choice between extending for Cash Value and extending for Specified Amount if the greater will apply automatically.

Response

We discovered subsequent to our original filing that the policy is designed with a feature that defaults to automatic maturity date extension.  You must elect notto extend the maturity date.  The first paragraph of the Policy Maturity section of the prospectus has been modified to read as follows.

“The Maturity Date of the policy will automatically be extended if the policy is In Force on the Maturity Date, unless you elect otherwise.  Refer to the Extending the Maturity Date section below for additional information.”

There were some additional very minor changes, which have been redlined, to synchronize this change to the remainder of the prospectus.  We apologize for this late addition to our Registration Statement.

Furthermore, the language discussing the maturity date extension has been revised. The revised language better explains the circumstances when a contractowner would have a choice between extending the policy for Specified Amount verses extending the policy for cash value. Historically, some states required both options be made available. In the past, we had addressed this distinction by filing both options with all the states. Overtime, the practice of offering both options in every state has been discontinued. Today, with current products, both options are only available where required by state law. We attempt to address this two-option distinction in order to utilize one registrations statement. The original language was poorly drafted. The new language appears to be more appropriate.

Original Language:

The Maturity Date extension will either be for the policy value (as defined below) or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy), at your choice.  If the policy's Maturity Date is extended, we will endorse the policy so that:

The Maturity Date extension will either be for the policy value (as defined below) or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy), at your choice.  If the policy's Maturity Date is extended, we will endorse the policy so that:

(1) no changes to the Specified Amount will be allowed;

(2) no changes to the Death Benefit option will be allowed;

(3) no additional Premium payments will be allowed;

(4) no additional periodic charges will be deducted;

(5) 100% of the policy's Cash Value will be transferred to the Fixed Account; and

(6) if you extend for the Cash Value, your policy's Death Benefit will become the Cash Value, regardless of your previous Death Benefit option choice; or

(7) if you extend for the Specified Amount, the Specified Amount will be adjusted to what it was when the Insured reached Attained Age 85, but excluding any coverage provided by the Additional Term Insurance  Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested.  While the Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount proportionately.  If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

Notwithstanding your choice between items (6) and (7) above, the Proceeds will be the greater of the policy's Specified Amount or Cash Value unless you have invoked the Overloan Lapse Protection Rider, in which case the Proceeds may be reduced.

New Language:

The Maturity Date extension will be for the Specified Amount, or the policy Cash Value if required by law in the state in which you lived at the time you purchased the policy, regardless of your previous Death Benefit option choice. If the policy's Maturity Date is extended, we will endorse the policy so that:

1. no changes to the Specified Amount will be allowed;

2. no changes to the Death Benefit option will be allowed;

3. no additional Premium payments will be allowed;

4. no additional periodic charges will be deducted;

5. 100% of the policy's Cash Value will be transferred to the Fixed Account; and

6. the Specified Amount will be adjusted to what it was when the Insured reached Attained Age 85, but excluding any coverage provided by the Additional Term Insurance Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested.  While the Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

Notwithstanding the above, if you have invoked the Overloan Lapse Protection Rider the Proceeds may be reduced. For additional information refer to the “Overloan Protection Rider” section of this prospectus.

27. Payment of Policy Proceeds (p. 35-36)

Comment

Please confirm that any settlement contract provided in exchange for the policy as a payout option will comply with Rule 1 la-2 under the Securities Act of 1940 or confirm that Registrant has appropriate exemptive relief to permit such an exchange.

Response

We confirm that any settlement contract provided in exchange for the policy as a payout option complies with Rule 1 la-2 under the Securities Act of 1940. Any payout option listed is not made in exchange for the original policy. Rather, the settlement option contracts are in exchange for the death benefit proceeds, which only come due upon the termination of the contract due to the death of the insured.

28. Glossary (pp. 53-54)

Comment

Please add definitions of the following terms as they appear on the pages indicated: Accelerated Benefit Payment (p. 4); Base Policy (p. 4); Proceeds (p. 14); Returned Premium (p. 29); Forceout of Premium (p. 29); Net Accumulated Premium (p. 30); and Extended Death Benefit Guarantee Coverage Amount (p. 31).

Response

Per our conversations subsequent to this correspondence being filed we discussed rewriting the Extended Death Benefit Guarantee Rider in its entirety and moving away from the terms and acronyms, including EDBGAP, EDBGAPAP, and Extended Death Benefit Guarantee Coverage Amount. Other definitions for the terms described above have been added to the Glossary as follows:

• Net Accumulated Premium – Cumulative Premiums less any partial Surrenders, Indebtedness Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount you elect multiplied by the Base Policy Specified Amount, when the request for payment under the Accelerated Death Benefit Rider. The unadjusted amount does not include risk charges and adjustments we make due to the premature payment of the Base Policy Specified Amount being made.

• Base Policy Specified Amount – The amount of Death Benefit coverage under the policy on the Policy Date, excluding any Rider Specified Amount.  Subsequent to the Policy Date, the Death Benefit coverage will equal or exceed this amount unless you request a decrease in the Base Policy Specified Amount or take a partial surrender.

As far as the other terms identified in your comment, they have addressed as follows:

Forceout of Premium – The use of this term has been eliminated. It was inadvertently included and used synonymously with the, now defined term, “Returned Premium.”

Proceeds – Your comment identified this term which is already defined in the glossary as follows. It is easy to overlook as the actual term is included with the term, “Policy Proceeds”.

“Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits”.

Base Policy – The defined term Base Policy Specified Amount has been included in the glossary. See above.

29. Surrender Charge Examples (pp. 55-57):

Comment

a. Maximum Surrender Charge Equation: Please clarify which of the following equations applies:

(a or b) * p + (c * d)or[(a orb) * p + el * d

b. Surrender Charge Percentage Range: Please explain why the figures for males and females between ages 0 and 74 all fall between 63% and 65% when p defines the surrender charge percentage as a range from 24% to 65%. Also, the surrender charge percentage for a 74 year old male appears inconsistent with the other in that second table. Please revise or explain.

c. Example 1: Please explain the relationship between the 63.0% figure for P on page 55 and the 77.5% figure used for P in the final calculation line of Example 1 on page 56 (which equation begins, “SC = $4,594.36…”).

Response

a. The following equation applies:(a or b) * p + (c)  * (d)

b. The figures for males and females between the ages of 0 and 74 are all generally 65%, until you get to Male age 70 and the percentage begins to drop for males from 65% to 47%. The factor drops from 65% after issue age 74 to 24% at age issue 85, which is represents the oldest issue age permissible. So the range for all ages and both sexes is 20% to 65%. To address your second comment under (b) the numbers reflected in the second table are consistent with the complete table titled Surrender Charge Percentage located in the SAI.

c. There is no relationship between the 63% figure and the 77.5% used in the final calculation line of example 1, now on page 58. The 63% does correspond to (p), but the 77.5% corresponds to (e) in the formula. The 77.5% really corresponds to 100% in the calculations above the final calculation line (which represents the full surrender charge applicable in the first policy year).

The example is intended to show two things; 1) calculation of the surrender charge in the first policy year.  Note that (P) is just used to calculate the maximum surrender charge; then 2) how the surrender charge changes over time.  This is where 77.5% is used to show the surrender charge reduction factor, 77.5%. applicable in the fifth policy year.

30. Outside Back Cover Page

Comment

The correct the zipcode for the Commission's Public Reference Room is 20549-8090.

Response

The correct zipcode has been incorporated. Thank you.

31. Item 29 Indemnification (Part C)

Comment

Please delete the last sentence of the response to this item or explain why it is appropriate.

Response

Per our conversation, the sentence was moved to the beginning of the paragraph illustrating that the statement is being made on behalf of Nationwide and not the SEC. Item 29 now reads as follows, the language at issue is bold and italics:

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court’s determination if, in the opinion of Nationwide’s counsel

32.In addition to the changes we discussed and that are described above, we removed a total of 15 underlying Sub-Accounts from the Registration Statement.

33. Miscellaneous

Comment

Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

Response

Any exhibits, financial statements and any other required disclosure not included in this registration statement will be filed in a pre-effective amendment to the registration statement.

34. Representations

Comment

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response

Thank you for providing us with this information. Our acknowledgment of the above mentioned items is on the first page of this correspondence.

EXHIBIT A

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Cash Value between investmentoptions.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum: $65 from each $1,000 of Premium	Currently: $65 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Short-Term Trading Fee[2]	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	Maximum: $10 per $1,000 transferred	Currently: $10 per $1,000 transferred
Illustration Charge[3]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered, from the policy's Cash Value	Currently: $0
Surrender Charge[4]	Upon surrender, policy Lapse, or certain Specified Amount decreases	Maximum: $45.73 per $1,000 of Specified Amount	Minimum: $0.00 per $1,000 of Specified Amount
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and a complete surrender of the policy in the first year	Upon surrender or policy Lapse	$9.30 per $1,000 of Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider Charge[5]	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.

Periodic Charges Other Than Mutual Fund Operating Expenses[6]
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge[7]	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.10 per $1,000 of Net Amount At Risk
Mortality and Expense Risk Charge[8]	Monthly	Maximum: $0.67 per $1,000 of all variable Cash Value for all policy years	Currently: $0.67 per $1,000 of all variable Cash Value for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $9 per policy	Currently: $9 per policy
Underwriting and Distribution Charge[9]	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount	Currently: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an issue of age 35, in the first policy year, male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.15 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[10]	Annually	Maximum: 4.5% of outstanding policy loan	Currently: 4.5% of outstanding policy loan
Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

Periodic Charges Other Than Mutual Fund Operating Expenses For Riders[11]
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Rider Charge	Monthly	Maximum for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premiums	Currently: $0.14 for each $1,000 of aggregate Premiums
Children’s Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge[12]	Monthly	Maximum: $28.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge[13]	Monthly	Maximum: $10.23 per $1,000 of Rider Specified Amount	Minimum: $0.00 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Rider Specified Amount
Accidental Death Benefit Rider Charge[14]	Monthly	Maximum: $0.75 per $1,000 of Rider Specified Amount	Minimum: $0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Rider Specified Amount
Continued on Next Page

Periodic Charges Other Than Mutual Fund Operating Expenses For Riders[14] (continued)
Waiver of Monthly Deductions Rider Charge[15]	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit, taken proportionally from the Sub-Accounts and the Fixed Account
Premium Waiver Rider Charge[16]	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge[17]	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male, in the first policy year, preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.05 per $1,000 of Rider Death Benefit
Extended Death Benefit Guarantee Rider[18]	Monthly	Maximum: $0.16 per $1,000 of base Specified Amount	Minimum: $0.01 per $1,000 of base Specified Amount
Representative: an age 35 male preferred non-tobacco with an Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration,  and a base Specified Amount of $500,000
	Monthly	$0.06 per $1,000 of base Specified Amount

The next item shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.  Please contact us, at the telephone numbers or address on the first page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.27%	Maximum 1.33%

1 We deduct one charge comprised of the Sales Load and Premium Taxes.  On the Policy Data Page and throughout this prospectus, this combined charge is referred to as the Premium Load. The Premium Load varies by policy based on the amount of Premium paid and length of time the policy has been In Force.  The maximum Sales Load and Premium Taxes (the Premium Load) in the table is shown on an annualized basis and reflects the maximum that may be charged in any policy year.  Currently, the maximum is only charged during the first five policy years when Premiums paid is less than the commissionable target premium amount attributed to a particular policy.  On a current basis, the Premium Load will decrease the longer your policy remains In Force.  For a complete schedule of the current charges see the Sales Load and Premium Taxes sections of this prospectus.

2 Short-Term Trading Fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account.  Some underlying mutual funds may refer to short-term trading fees as redemption fees.  Sub-Accounts that may assess a short-term trading fee are identified in with an "†" symbol in the Variable Investment Options section of this prospectus and in the Sub-Account descriptions provided in Appendix A.

3 If we begin to charge for illustrations, you will be expected to pay the Illustration Charge in cash at the time of the request.  This charge will not be deducted from the policy's Cash Value.

4 The Surrender Charge varies by policy based on individual characteristics of the person being Insured.The Surrender Charge decreases gradually each year after either the 2nd or 3rd policy anniversary, depending on the Insured's age at the time the policy is issued. When assessed, the Surrender Charge is taken from the policy’s Cash Value. A Surrender Charge will be assessed for Specified Amount decreases that completely reverse one or more previous Specified Amount increases. The maximum Surrender Charge calculation assumes: the Insured is a male, age 70, standard tobacco; the Specified Amount is $100,000, a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium.The minimum Surrender Charge calculation assumes the Insured is either male or female; any age; any underwriting classification; any amount of Premium was paid at any time; and a full surrender is taken in policy year 15. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the charge, including where to find examples, see the Surrender Charges sections of this prospectus.

5 The Overloan Lapse Protection Rider Charge varies by policy based on Attained Age of the Insured and the policy's Cash Value.  This charge is deducted proportionally from the Sub-Accounts and the Fixed Account.

6 Except for the Mortality and Risk Expense Charge which is only deducted proportionally from the Sub-Accounts, all charges described in the Periodic Charges Other Than Mutual Fund Operating Expenses table are taken proportionally from the Sub-Accounts and the Fixed Account.

7 The Cost of Insurance Charge varies by policy based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is a male; issue age 45; policy year 75; standard tobacco; and a Base Policy Specified Amount of $100,000. The Minimum charge assumes: the Insured is either male or female; Attained Age 121; any underwriting classification; any Base Policy Specified Amount; and any policy year on or after the policy anniversary the insured reached Attained Age 121. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Cost of Insurance Charge see the Cost of Insurance Charge section of this prospectus.

8 The Mortality and Expense Risk Charge varies by policy based on the amount of the policy's Cash Value allocated to the Sub-Accounts and length of time the policy has been In Force.  The maximum Mortality and Expense Risk Charge shown in the table is shown on an annualized basis and reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the variable Sub-Accounts.  Currently, the maximum is only charged during the first 15 policy years when Cash Value allocated to the variable Sub-Accounts is $250,000 or less.  On a current basis, the Mortality and Expense Risk Charge will decrease the longer your policy remains In Force and/or as greater amounts of Cash Value are allocated to the variable Sub-Accounts.  For a complete schedule of the current charges by length of time the policy has been In Force and variable Sub-Account Cash Value, see the Mortality and Risk Expense Charge section of this prospectus.

9 The Underwriting and Distribution Charge varies by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the insured at the time of issue. The Maximum charge assumes: policy year 1; an issue age of 85; and Base Policy Specified Amount of $250,000. The Minimum charge assumes: a policy in effect in years 8 and thereafter, as measured from the Policy Date for the initial Specified Amount; the Insured is either male or female; any age; any underwriting classification; and any Base policy Specified Amount. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see the Underwriting and Distribution Charge section of this prospectus.

10 For more information, see the Net Effect of Policy Loans section of this prospectus.

11 All charges described in the Periodic Charges Other Than Mutual Fund Operating Expenses For Riders table are taken proportionally from the Sub-Accounts and the Fixed Account.

12 The Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge assessed will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is a female, Attained Age 99, standard tobacco with a substandard rating table P. The Minimum charge assumes: the Insured is either male or female; is Attained Age 100; and any underwriting classification. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Long-term Care Rider Charge see the Long-term Care Rider section of this prospectus.

13 The Spouse Life Insurance Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is a male, Attained Age 69, standard tobacco with a Substandard Rating of table F; a flat extra charge of $1.25 per $1,000 per month; and a Rider Specified Amount of $25,000. The Minimum charge assumes: the Insured is female, Attained Age 21, standard non-tobacco, no Substandard Rating or flat extra charge; and a Rider Specified Amount of $100,000. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Spousal life Insurance Rider Charge see the Spouse Life Insurance Rider section of this prospectus.

14 The Accidental Death Benefit Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is Attained Age 69, with a Substandard Rating of table P. The Minimum charge assumes: the Insured is Attained Age 5, no Substandard Rating. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Accidental Death Benefit Rider Charge see the Accidental Death Benefit Rider section of this prospectus.

15The Waiver of Monthly Deductions Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is Attained Age 64, with a Substandard Rating of table H. Minimum charge assumes: the Insured is male, Attained Age 18, no Substandard Rating. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Waiver of Monthly Deductions Rider Charge see the Waiver of Monthly Deductions Rider section of this prospectus.

16 The Premium Waiver Rider Charge varies by policy based on the premium waiver benefit elected and individual characteristics of the person being insured.  The maximum and minimum charges shown in the table assume monthly Premium payments of $1,000.The Maximum charge assumes: monthly Premium payments of $1,000; the Insured is a female, Attained Age 64, with a Substandard Rating of table H. The Minimum charge assumes: monthly Premium payments of $1,000; the Insured is male, Attained Age 18;and any underwritng classification. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Premium Waiver Rider Charge see the Premium Waiver Rider section of this prospectus.

17 The Additional Term Insurance Rider Charge varies by policy based on individual characteristics of the person being insured.  The monthly charge is a product of the Rider’s monthly cost of insurance rate and the Rider Death Benefit. The Maximum charge assumes: the Insured is either male or female; Attained Age 119; policy year 75; any underwriting classification; and any Total Specified Amount.  The Minimum charge assumes: the Insured is female, issue age 5, policy year 1, Total Specified Amount of $1,000,000. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Additional Term Insurance Rider Charge see the Additional Term Insurance Rider section of this prospectus.

18The Extended Death Benefit Guarantee Rider charge varies by policy based on the Insured’s sex, Issue Age, underwriting class and the elected duration of the Specified Amount to be guaranteed by this Rider.  The Maximum charge assumes: the Insured is either male or female; any issue age; any underwriting classification; and elected lifetime duration of the Specified Amount to be guaranteed by this Rider. The Minimum charge assumes: the Insured is female, issue age 18; preferred non-tobacco; and a 20 year duration of the Specified Amount to be guaranteed by this Rider. The charge is deducted proportionally from the Sub-Accounts and Fixed Account. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Extended Death Benefit Guarantee Rider Charge see the Extended Death Benefit Guarantee Rider section of this prospectus.

35. The effective date of the prospectus and SAI, and page numbers throughout, have been updated in the various places they appear to reflect the requested effective date, March 20, 2008.

36. In addition, the following updates have been included:

• Appropriate Financial Statements and company organization charts have been added to the registration statement.

• Part C, Item 26(d), The form of the Contract is included as an exhibit.

• Part C, Item 26(n), Consent of Independent Registered Public Accounting Firm is included as an exhibit.

We appreciate your continued review of this matter.  If you have any questions about this filing, please reply to me at the contact information on the first page of this correspondence.

Sincerely yours,

/s/ STEPHEN F. AYERS
Stephen F. Ayers
Senior Counsel
Office of General Counsel
Nationwide Life Insurance Company

March 17, 2008

VIA EDGAR

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-4644

Subject:	Nationwide VLI Separate Account - 7 Nationwide Life Insurance Company SEC File No. 333-146649

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Nationwide Investment Services Corporation, the General Distributor of the Flexible Premium Variable Universal Life Insurance Policies to be issued by Nationwide VLI Separate Account-7 (the “Variable Account”), respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on March 20, 2008.

The undersigned is officer for Nationwide Investment Services Corporation and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Stephen F. Ayers at (614) 249-9527 should you have questions.

Very truly yours,

NATIONWIDE INVESTMENT SERVICES CORPORATION

/s/ Karen R. Colvin
Karen R. Colvin
Vice President

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products

March 17, 2008

VIA EDGAR

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-4644

Subject:	Nationwide VLI Separate Account - 7 Nationwide Life Insurance Company SEC File No. 333-146649

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Nationwide Life Insurance Company for itself and on behalf of its Nationwide VLI Separate Account-7 (the “Variable Account”) respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on Thursday, March 20, 2008.

The undersigned is an officer of Nationwide Life Insurance Company and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Stephen F. Ayers at (614) 249-9527 should you have questions.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Peter A. Golato
Peter A. Golato
Senior Vice President

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products